Deferred Share Units (Details) - Deferred Share Units [Member] - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Additional paid in capital	$ 0	$ 0	$ 0	$ 7,565
Additional paid in capital, shares	0	0	0	8,660
Accrued liability	$ 0	$ 0	$ 0	$ 0
Accrued liability, shares	0	0	0	0